REVENUES - BY TIMING OF RECOGNITION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 51,161
Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	187
Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,107
Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,651
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,859
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	36,693
Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,651
Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	32,922
Goods or services transferred at point in time [member] | Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Goods or services transferred at point in time [member] | Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,118
Goods or services transferred at point in time [member] | Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	79
Goods or services transferred at point in time [member] | Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	201
Goods or services transferred at point in time [member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,860
Goods or services transferred at point in time [member] | Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,651
Goods or services transferred at point in time [member] | Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,239
Goods or services transferred over time [member] | Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	187
Goods or services transferred over time [member] | Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,989
Goods or services transferred over time [member] | Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,572
Goods or services transferred over time [member] | Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,658
Goods or services transferred over time [member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,833
Goods or services transferred over time [member] | Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Goods or services transferred over time [member] | Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0